Note 24 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of derivative financial instruments [text block]
24	Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments disclosed within Other Receivables and Other Liabilities at the reporting date, in accordance with IAS
39,
are:
	Year ended December 31,
	2017	2016
Foreign exchange derivatives contracts	8,230	2,759
Contracts with positive fair values	8,230	2,759

Foreign exchange derivatives contracts	(39,799)	(42,635)
Contracts with negative fair values	(39,799)	(42,635)
Total	(31,569)	(39,876)

Foreign exchange derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of
December 2017
and
2016,
were as follows:

			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2017	2016	2017	2016
MXN	USD	2018	(20,447)	(35,165)	(534)	9
USD	MXN	2018	490	694	-	(2,280)
EUR	USD	2018	5,660	(360)	1,881	-
USD	EUR	2018	(367)	(33)	-	(1,435)
JPY	USD	2018	(101)	(179)	-	73
USD	KWD	2018	(630)	(2,447)	(520)	(1,016)
USD	ARS	2018	22	(748)	-	-
ARS	USD	2018	(13,715)	318	(1,067)	(93)
USD	BRL	2018	(17)	(1,581)	-	-
USD	CAD	2018	(2,072)	(225)	-	-
Others			(392)	(150)	-	-
Total			(31,569)	(39,876)	(240)	(4,742)

Following is a summary of the hedge reserve evolution:

	Equity Reserve Dec-15	Movements 2016	Equity Reserve Dec-16	Movements 2017	Equity Reserve Dec-17
Foreign Exchange	2,783	(7,525)	(4,742)	4,502	(240)
Total Cash flow Hedge	2,783	(7,525)	(4,742)	4,502	(240)

Tenaris estimates that the cash flow hedge reserve at
December 31, 2017
will be recycled to the Consolidated Income Statement during
2018.